Earnings per Share - Schedule of Weighted Average Number of Shares Used as the Denominator (Details) - shares	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2022
Earnings per share [abstract]
Weighted average number of ordinary shares used as the denominator in calculating basic net loss per share	486,616,365	496,862,010	487,474,460	464,437,628
Weighted average number of ordinary shares used as the denominator in calculating diluted net loss per share	486,616,365	496,862,010	487,474,460	464,437,628